Schedule of US Federal Income Tax Rate to the Company's Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory federal income tax benefit, value			$ (4,710,559)	$ (6,617,812)
Statutory federal income tax benefit, percentage			21.00%	21.00%
State taxes, net of federal tax benefit, value				$ (463,682)
State taxes, net of federal tax benefit, percentage			0.00%	1.50%
Statutory tax rate difference between United Kingdom and United States, value			$ 9,699
Foreign Tax Effects, percentage			(0.04%)
Effect of Cross-Border Tax Laws, value			$ 18,900
Effect of Cross-Border Tax Laws, percentage			(0.09%)
R&D Credits, value			$ (15,243)
R&D Credits, percentage			0.07%
Change in valuation allowance, value			$ 3,149,702	$ 2,968,883
Change in valuation allowance, percentage			(14.04%)	(9.40%)
Change in state tax rate, value				$ 16,101
Change in state tax rate, percentage				(0.10%)
Non-deductible interest - IRC 163(l), value				$ 516,624
Non-deductible interest - IRC 163(l), percentage				(1.60%)
Non-deductible transaction/restructuring costs, value
Non-deductible transaction/restructuring costs, percentage				0.00%
Nondeductible warrant issuance expense, value
Nondeductible warrant issuance expense, percentage				0.00%
Impairment of goodwill, value				$ 612,511
Impairment of goodwill, percentage				(1.90%)
Other non-deductible expenses, value				$ 139,117
Other non-deductible expenses, percentage				(0.50%)
Change in fair value estimates, value			$ (602,735)	$ (107,489)
Change in fair value estimates, percentage			2.76%	0.30%
Loss on debt conversion & extinguishment, value			$ 1,528,553	$ 2,935,747
Loss on debt conversion & extinguishment, percentage			(6.81%)	(9.30%)
Stock Compensation Adjustments, value			$ 293,474
Stock Compensation Adjustments, percentage			(1.34%)
Other, value			$ 388,826
Other, percentage			(1.79%)
Stock compensation			0.00%
Prior year - true-up			0.00%
Valuation allowance			0.00%
Effective tax rate	$ (52,000)	$ 74,000	$ 60,617
Effective tax rate, percentage			(0.28%)	(0.10%)
Effective tax rate	$ (52,000)	$ 74,000	$ 60,617